COMMITMENTS AND CONTINGENCIES - Narrative (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021	Apr. 28, 2021
Disclosure of contingent liabilities [line items]
Loans and borrowings	$ 2,170	$ 2,013
Provisions			$ 2,500
PILOT Bonds, Letters Of Credit
Disclosure of contingent liabilities [line items]
Loans and borrowings	20	20
Bank guarantees	$ 3	$ 3